CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss		$ (79,988,702)	$ (56,495,120)	$ (51,609,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		19,001,572	20,054,717	22,663,879
Bad debt provision (reversal)		12,030,757	(4,799,411)	500,329
Loss from disposal of property, plant and equipment		0	675,054	156,593
Project assets impairment		0	1,608,505	0
Inventory write-down		192,058	1,353,770	1,663,051
Amortization of convertible senior notes issuance cost and Share Lending Agreement		0	0	15,934
Gain (loss) on disposal of subsidiaries	[1]	848,527	(9,150,952)	(2,196,198)
Others		187,638	166,414	112,339
Changes in operating assets and liabilities:
Accounts receivable and notes receivable		7,298,383	27,714,858	(6,891,374)
Amounts due from related parties		(2,105,795)	2,732,663	(16,980,025)
Advance to suppliers		(23,050,556)	1,311,308	(1,873,321)
Inventories		(8,876,574)	(10,004,326)	37,534,916
Project assets		8,148,598	0	(5,393,761)
Prepaid expenses and other current assets and VAT receivable		9,815,501	2,187,345	7,046,015
Other long-term assets		255,411	428,760	(2,798,282)
Deferred tax assets		712,146	(342,620)	(2,735,317)
Accounts payable and notes payable		21,833,723	(37,589,057)	(27,101,093)
Amount due to related parties		(2,799,719)	(2,676,738)	(58,784,951)
Accrued expenses and other liabilities and Advance from suppliers		47,741,203	245,646	495,461
Income tax payable		866,956	76,775	3,030,065
Net cash used in operating activities		12,111,127	(62,502,409)	(103,145,212)
Investing activities:
Purchases of property, plant and equipment		(3,066,360)	(20,193,342)	(40,901,214)
Subsidy received from local government to purchase plant and equipment		950,166	4,718,080	6,418,016
Proceeds from disposal of property, plant and equipment		1,769,693	1,171,638	0
Proceeds from disposal of subsidiaries		22,202	6,793,288	4,264,462
Change in restricted cash		103,294,585	14,799,992	32,415,250
Net cash provided by (used in) investing activities		102,970,286	7,289,656	2,196,514
Financing activities:
Capital injection from non-controlling interest		412,712	659,945	318,984
Repurchase of convertible senior notes		0	0	(1,500,000)
Proceeds from short-term bank borrowings		184,386,322	494,568,328	614,276,765
Proceeds from long-term bank borrowings		1,759,826	81,503,071	62,370,160
Repayment of bank borrowings		(277,684,489)	(527,074,770)	(706,361,235)
Net cash provided by (used in) financing activities		(91,125,629)	49,656,574	(30,895,326)
Effect of exchange rate changes on cash and cash equivalents		(37,614,535)	(6,660,410)	2,827,184
Net increase (decrease) in cash and cash equivalents		(13,658,751)	(12,216,589)	(129,016,840)
Cash and cash equivalents at the beginning of the year		42,078,988	54,295,577	183,312,417
Cash and cash equivalents at the end of the year		28,420,237	42,078,988	54,295,577
Supplemental disclosure of cash flow information:
Interest paid		22,785,338	29,790,059	27,501,427
Income taxes paid		0	558,017	832,879
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received (paid) in connection with Share Lending Agreement		0	0	(2,097,340)
Purchase of property, plant and equipment included in accounts payable		$ 13,839,178	$ 23,262,943	$ 19,159,892

[1]	The gain on disposal of subsidiaries for the year ended December 31, 2013 arose from disposal of the Company’s wholly owned subsidiaries, Jinchang New Sunshine Solar Power Co., Ltd. (“Jinchang New Sunshine”) and HamiHuiteng Solar Power Co., Ltd (“HamiHuiteng”). Jinchang New Sunshine and HamiHuiteng were mainly engaged in the photovoltaic project’s engineering and sales, and were on their pre-operating stage. During the year of 2014, the Company entered into sale agreements with Changzhou Guangyu New Energy Co., Ltd. and Changzhou Dinghui New Energy Co., Ltd. to dispose of its 100% equity interest in Jinchang New Sunshine and HamiHuiteng, respectively. The disposals were completed on December 10, 2014. The amount of the consideration for disposal of Jinchang New Sunshine was $1.9 million, of which $1.6 million has been collected. The carrying amount of net assets on the date of disposal was $0.4 million. The Company recorded a disposal gain of $1.5 million in other (expense) income, net. The amount of the consideration for disposal of HamiHuiteng was $4.3 million, of which $2.7 million has been collected. The carrying amount of net assets on the date of disposal was $3.6 million. The Company recorded a disposal gain of $0.7 million in other (expense) income, net. The disposal did not constitute discontinued operations as the Company will continuously be the sole material provider of Jinchang New Sunshine and HamiHuiteng, for the construction of the photovoltaic projects, and therefore, significant cash inflows are expected to be received by the Company as a result of such continuation of activities with Jinchang New Sunshine and HamiHuiteng after the disposal transaction. The gain on disposal of subsidiary for the year ended December 31, 2014 arose from disposal of the Company’s wholly owned subsidiary, China Sunergy (Shanghai) Co., Ltd. (“Sunergy Shanghai”). Sunergy Shanghai was mainly engaged in Solar cells manufacturing, and was not in operation due to the over-capacity of the Solar cells manufacturing according to the best market estimation from the management. During the current year, the Company entered into a sale agreement with China Electric Equipment Group Co., Ltd. to dispose of its 100% equity interest in Sunergy Shanghai. The disposal was completed on April 3, 2014. The amount of the consideration for disposal of Sunergy Shanghai was $37.6 million and $24.6 million was settled through forgiveness of the amount due from the Group by Sunergy Shanghai and the Group expected to receive the net cash consideration of $13.0 million, of which $ 6.8 million has been collected. The carrying amount of net assets on the date of disposal was $28.4 million. The Company recorded a disposal gain of US$9.2 million in other (expense) income, net. The disposal did not constitute discontinued operation as the Company disposed Sunergy Shanghai to a related party and the Company intends to have continuation of activities with Sunergy Shanghai, such as significant business and in and out cash-flows, after the disposal transaction. The gain on disposal of subsidiary for the year ended December 31, 2015 arose from disposal of the Company’s wholly owned subsidiary, AEE Renewable UK 7 Limited. (“AEE7”). AEE7 was mainly engaged in the photovoltaic project’s engineering and sales, and were on their pre-operating stage. During the year of 2015, the Company entered into sale agreements with SPOWER HOLDINGS (UK) LIMITED to dispose of its 100% equity interest in AEE7. The disposals were completed on 16 January 2015. The amount of the consideration for disposal of AEE7 was $80.86 million and the carrying amount of net assets on the date of disposal was $81.69 million. The Company recorded a disposal loss of US$0.83 million in other (expense) income, net.